Non Current Liabilities - Employee Benefits	12 Months Ended
Jun. 30, 2022
Statement [line items]
Non Current Liabilities - Employee Benefits	NOTE 18. NON-CURRENT LIABILITIES – EMPLOYEE BENEFITS

	Consolidated
	June 30, 2022 A$	June 30, 2021 A$
Long service leave	108,140	85,448
Provision for retirement payment	9,112	3,467

	117,252	88,915